Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Amount	$ 839	$ 356	$ 319
Payment One FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Feb. 17, 2021
Payment Date	Feb. 18, 2021
Amount	$ 96
Payment Two FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Apr. 28, 2021
Payment Date	Apr. 29, 2021
Amount	$ 96
Payment Three FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 28, 2021
Payment Date	Jul. 29, 2021
Amount	$ 546
Payment Four FY 2020 [Member]
Dividends Payable [Line Items]
Declaration Date	Oct. 27, 2021
Payment Date	Oct. 28, 2021
Amount	$ 101